Breakdown of Expenses by Nature (Tables)	12 Months Ended
Mar. 31, 2025
Breakdown of Expenses by Nature [Abstract]
Schedule of Breakdown of Cost of Sales, Selling, General and Administrative Expenses

The following table shows a breakdown of cost of sales, Selling, general and administrative expenses of all business for the periods presented for each category:

	2025	2024	2023
Changes in inventories of merchandised goods	$7,521,466	$6,023,207	$4,184,709
Storage cost	1,034,158	926,131	870,914
Transportation cost	6,361,180	2,865,295	1,520,804
Consumption of packing material	1,073,720	939,350	951,750
Depreciation and amortization	66,091	58,235	73,986
Labor cost	2,610,377	2,831,507	3,036,674
Outsourcing expenses	626,939	460,503	422,605
Others	820,587	914,926	513,704
Total cost of sales, selling, general and administrative expenses	$20,114,518	$15,019,154	$11,575,146